Cover	Jun. 26, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	000-56315
Entity Registrant Name	Sparx Holdings Group, Inc.
Entity Central Index Key	0001874138
Entity Tax Identification Number	92-3402117
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	780 Reservoir Avenue #123
Entity Address, City or Town	Cranston
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02910
City Area Code	774
Local Phone Number	250-2456
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false